Share option plans - Number of RSUs (Details) - Restricted Stock Units - instrument	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,602,969	862,473
Options granted (in shares)	8,442,048	740,496
Options exercised (in shares)	(1,154,368)
Options forfeited (in shares)	(84,889)
Ending balance (in shares)	8,805,760	1,602,969